Investment Securities - Debt Maturities (Details) (Investment Securities [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investment Securities [Member]
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Available-for-sale Securities, Due within one year, Amortized Cost	$ 1,363,679
Available-for-sale Securities, Due after one year through five years, Amortized Cost	196,460
Available-for-sale Securities, Due after five years through ten years, Amortized Cost	347,682
Available-for-sale Securities, Due after ten years, Amortized Cost	577,600
Available-for-sale Securities, Amortized Cost Basis	2,485,421	2,504,124
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale Securities, Due within one year, Fair Value	1,363,878
Available-for-sale Securities, Due after one year through five years, Fair Value	197,281
Available-for-sale Securities, Due after five years through ten years, Fair Value	346,025
Available-for-sale Securities, Due after ten years, Fair Value	575,963
Available-for-sale securities	$ 2,483,147	$ 2,498,382
Available-for-sale Securities, Debt Maturities, Weighted-Average Yield, Fiscal Year Maturity [Abstract]
Available-for-sale Securities, Due within one year, Weighted-Average Yield	0.54%
Available-for-sale Securities, Due after one year through five years, Weighted-Average Yield	1.03%
Available-for-sale Securities, Due after five years through ten years, Weighted-Average Yield	0.91%
Available-for-sale Securities, Due after ten years, Weighted-Average Yield	2.48%
Available-for-sale Securities, Total Weighted-Average Yield	1.08%